Taxes on Income (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Income Tax Disclosure [Abstract]
Ordinary corporate tax rate	23.00%	23.00%
Deferred tax loss carry forwards	$ 210	$ 193	₪ 724	₪ 724	$ 209	₪ 724